Revenue - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Text Blocks Abstract
Transaction price allocated to remaining performance obligations	₨ 364,937	₨ 318,756	₨ 317,612
Percentage of transaction price allocated to remaining performance obligation as revenues	66.00%	66.00%	66.00%
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	66% is expected to be recognized as revenues within two years, and the remainder thereafter.	66% is expected to be recognized as revenues within two years, and the remainder thereafter.	66% is expected to be recognized as revenues within two years, and the remainder thereafter.